Derivative Financial Instruments Interest Rate Swaps Outstanding (Details) - Orbitz - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Derivative [Line Items]
Notional amount	$ 170.0	$ 190.3
Interest Rate Swap [Member]
Derivative [Line Items]
Notional amount	200.0	$ 200.0
Interest Rate Swap [Member] | 1.11% Interest Paid [Member]
Derivative [Line Items]
Notional amount	$ 100.0
Effective Date	Aug. 29, 2014
Maturity Date	Aug. 31, 2016
Interest Rate Swap [Member] | 1.15% Interest Rate Paid [Member]
Derivative [Line Items]
Notional amount	$ 100.0
Effective Date	Aug. 29, 2014
Maturity Date	Aug. 31, 2016
Interest Rate Swap [Member] | LIBOR | 1.11% Interest Paid [Member]
Derivative [Line Items]
Fixed Interest Rate Paid	1.11%
Interest Rate Swap [Member] | LIBOR | 1.15% Interest Rate Paid [Member]
Derivative [Line Items]
Fixed Interest Rate Paid	1.15%